Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2016